Concentration of risks (Details)	12 Months Ended
	Jun. 30, 2024 USD ($) item	Jun. 30, 2024 SGD ($) item	Jun. 30, 2023 USD ($) item	Jun. 30, 2023 SGD ($) item	Jun. 30, 2022 item	Jun. 30, 2021 item
Concentration of risks
Cash deposited with financial institutions	$ 375,185	$ 1,033,885	$ 563	$ 15,711
Cash balance deposited with financial institutions, that are subject to credit risk	$ 125,185
Number of BTC store | item	4.47	4.47	82.32	82.32	7.17	0
Ownership and operation rights attributable to entity	100.00%
UNITED STATES
Concentration of risks
Insurance coverage for each bank	$ 250,000
SINGAPORE
Concentration of risks
Deposit Insurance aggregate per depositor per Scheme member	$ 75,000
Customer Concentration Risk
Concentration of risks
Number of BTC store | item	4.47	4.47